Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 421,903	$ 333,078
Capitalized costs	194	113,020
Vessels' disposals	(16,245)	(17,588)
Impairment charges	(118,861)	(6,607)	$ 0
Vessels' cost, ending balance	286,991	421,903	333,078
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(37,354)	(26,984)
Vessels' disposals	2,728	2,243
Depreciation	(12,013)	(12,613)
Accumulated depreciation, ending balance	(46,639)	(37,354)	(26,984)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	384,549	306,094
Capitalized costs	194	113,020
Vessels' disposals	(13,517)	(15,345)
Depreciation	(12,013)	(12,613)
Impairment charges	(118,861)	(6,607)	0
Vessel's net book value, ending balance	$ 240,352	$ 384,549	$ 306,094